SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 23, 2022	Jun. 23, 2022	Apr. 19, 2022
Assets
Goodwill			$ 7,700,569	$ 7,700,569
Yundian [Member]
Assets
Cash and cash equivalents							$ 4,402
Other current assets							36,575
Goodwill							6,596,636
Liabilities
Accounts payable							(141)
Accrued expenses and other current liabilities							(265,472)
Total net assets							$ 6,372,000
Code Beating [Member]
Assets
Cash and cash equivalents						$ 21
Other current assets						78,073
Accounts receivable						613,198
Goodwill						5,956,203
Liabilities
Accounts payable						(440,392)
Advance from customer						(4,410,090)
Total net assets						6,120,000
Advances to suppliers, net						4,343,744
Accrued expenses and other current liabilities						$ (20,757)
Yuanxing [Member]
Assets
Cash and cash equivalents					$ 12,484
Other current assets					231,687
Accounts receivable					767,120
Property and equipment, net					3,329
Other non-current assets					17,631
Goodwill					1,744,366
Liabilities
Accounts payable					(203,901)
Advance from customer					(21,487)
Total net assets					2,640,000
Advances to suppliers, net					216,927
Accrued expenses and other current liabilities					$ (128,156)